EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of basic and diluted profit (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Earnings Per Share [Abstract]
Net profit attributable to equity owners of the parent (in US$’000)	$ 15,996	$ 37,746	[1],[2]	$ 40,557	[1],[2]
Weighted average shares outstanding (in shares)	642,007,692	636,268,929		626,315,013
Basic earnings per share (in usd per share)	$ 0.025	$ 0.058	[1]	$ 0.065	[1]
Weighted average diluted shares outstanding (in shares)	701,151,525	682,737,280		673,519,995
Diluted earnings per share (in usd per share)	$ 0.023	$ 0.055	[1]	$ 0.060

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of other comprehensive income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.